Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share
13.
EARNINGS (LOSS) PER SHARE

The weighted average number of common shares outstanding used in the calculation of both basic and diluted earnings per share for periods prior to the Separation was derived from common shares issued as of the Separation date of October 3, 2023.

Loss per share for the three and nine months ended September 30, 2023, which is presented on a “carve-out” basis has been calculated using the number of shares of New LAC that were issued and outstanding upon Separation on October 3, 2023.